Financial Assets and Financial Liabilities (Trade and Other Payables, Aging Analysis of Trade Payables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	¥ 7,490,812	¥ 5,640,144
Within one year [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	7,451,168	5,568,507
Between one and two years [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	25,231	58,016
Over two years [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	¥ 14,413	¥ 13,621